Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed consolidating statements of operations
Interest and dividend income	SFr 3,589	SFr 4,295	SFr 5,653	SFr 7,884	SFr 10,471
Interest expense	(2,019)	(2,761)	(3,652)	(4,780)	(6,938)
Net interest income	1,570	1,534	2,001	3,104	3,533
Commissions and fees	2,880	2,927	2,927	5,807	5,539
Trading revenues	1,254	927	182	2,181	1,022
Other revenues	490	388	471	878	874
Net revenues	6,194	5,776	5,581	11,970	10,968
Provision for credit losses	296	568	25	864	106
Compensation and benefits	2,594	2,316	2,545	4,910	5,063
General and administrative expenses	1,440	1,346	1,395	2,786	2,808
Commission expenses	313	345	314	658	627
Total other operating expenses	1,753	1,691	1,709	3,444	3,435
Total operating expenses	4,347	4,007	4,254	8,354	8,498
Income/(loss) before taxes	1,551	1,201	1,302	2,752	2,364
Income tax expense/(benefit)	391	(110)	365	281	678
Net income/(loss)	1,160	1,311	937	2,471	1,686
Net income/(loss) attributable to noncontrolling interests	(2)	(3)	0	(5)	0
Net income/(loss) attributable to shareholders	1,162	SFr 1,314	937	2,476	1,686
Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	(399)		(313)	(739)	(616)
Interest expense	405		318	746	618
Net interest income	6		5	7	2
Commissions and fees	(21)		18	(19)	45
Trading revenues	28		5	71	(1)
Other revenues	(1,255)		(1,083)	(2,621)	(1,909)
Net revenues	(1,242)		(1,055)	(2,562)	(1,863)
Provision for credit losses	4		0	4	0
Compensation and benefits	200		210	451	406
General and administrative expenses	(348)		(361)	(712)	(686)
Commission expenses	(2)		1	(2)	0
Total other operating expenses	(350)		(360)	(714)	(686)
Total operating expenses	(150)		(150)	(263)	(280)
Income/(loss) before taxes	(1,096)		(905)	(2,303)	(1,583)
Income tax expense/(benefit)	25		26	40	(23)
Net income/(loss)	(1,121)		(931)	(2,343)	(1,560)
Net income/(loss) attributable to noncontrolling interests	0		(4)	(9)	(7)
Net income/(loss) attributable to shareholders	(1,121)		(927)	(2,334)	(1,553)
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	403		311	756	611
Interest expense	(407)		(322)	(763)	(635)
Net interest income	(4)		(11)	(7)	(24)
Commissions and fees	5		5	10	11
Trading revenues	(1)		(54)	5	(64)
Other revenues	1,206		1,020	2,509	1,797
Net revenues	1,206		960	2,517	1,720
Provision for credit losses	0		0	0	0
Compensation and benefits	31		30	39	48
General and administrative expenses	15		(7)	3	(14)
Commission expenses	2		0	2	0
Total other operating expenses	17		(7)	5	(14)
Total operating expenses	48		23	44	34
Income/(loss) before taxes	1,158		937	2,473	1,686
Income tax expense/(benefit)	(4)		0	(3)	0
Net income/(loss)	1,162		937	2,476	1,686
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	1,162		937	2,476	1,686
Bank
Condensed consolidating statements of operations
Interest and dividend income	3,585		5,655	7,867	10,476
Interest expense	(2,017)		(3,648)	(4,763)	(6,921)
Net interest income	1,568		2,007	3,104	3,555
Commissions and fees	2,896		2,904	5,816	5,483
Trading revenues	1,227		231	2,105	1,087
Other revenues	539		534	990	986
Net revenues	6,230		5,676	12,015	11,111
Provision for credit losses	292		25	860	106
Compensation and benefits	2,363		2,305	4,420	4,609
General and administrative expenses	1,773		1,763	3,495	3,508
Commission expenses	313		313	658	627
Total other operating expenses	2,086		2,076	4,153	4,135
Total operating expenses	4,449		4,381	8,573	8,744
Income/(loss) before taxes	1,489		1,270	2,582	2,261
Income tax expense/(benefit)	370		339	244	701
Net income/(loss)	1,119		931	2,338	1,560
Net income/(loss) attributable to noncontrolling interests	(2)		4	4	7
Net income/(loss) attributable to shareholders	1,121		927	2,334	1,553
Bank | Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	600		1,016	1,340	2,014
Interest expense	(647)		(1,096)	(1,479)	(2,158)
Net interest income	(47)		(80)	(139)	(144)
Commissions and fees	967		912	1,769	1,616
Trading revenues	156		221	276	426
Other revenues	766		512	1,261	996
Net revenues	1,842		1,565	3,167	2,894
Provision for credit losses	11		3	20	9
Compensation and benefits	726		698	1,317	1,430
General and administrative expenses	434		459	887	908
Commission expenses	51		44	106	95
Total other operating expenses	485		503	993	1,003
Total operating expenses	1,211		1,201	2,310	2,433
Income/(loss) before taxes	620		361	837	452
Income tax expense/(benefit)	185		140	191	180
Net income/(loss)	435		221	646	272
Net income/(loss) attributable to noncontrolling interests	0		3	(4)	3
Net income/(loss) attributable to shareholders	435		218	650	269
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	2,985		4,639	6,527	8,462
Interest expense	(1,370)		(2,552)	(3,284)	(4,763)
Net interest income	1,615		2,087	3,243	3,699
Commissions and fees	1,929		1,992	4,047	3,867
Trading revenues	1,071		10	1,829	661
Other revenues	(227)		22	(271)	(10)
Net revenues	4,388		4,111	8,848	8,217
Provision for credit losses	281		22	840	97
Compensation and benefits	1,637		1,607	3,103	3,179
General and administrative expenses	1,339		1,304	2,608	2,600
Commission expenses	262		269	552	532
Total other operating expenses	1,601		1,573	3,160	3,132
Total operating expenses	3,238		3,180	6,263	6,311
Income/(loss) before taxes	869		909	1,745	1,809
Income tax expense/(benefit)	185		199	53	521
Net income/(loss)	684		710	1,692	1,288
Net income/(loss) attributable to noncontrolling interests	(2)		1	8	4
Net income/(loss) attributable to shareholders	SFr 686		SFr 709	SFr 1,684	SFr 1,284